Share Capital (Details) - Schedule of Share-Based Compensation - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 490	$ 338	$ 780	$ 852
Cost of revenues [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation		11		19
Research and development [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	278	121	410	307
General, administrative and marketing [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 212	$ 206	$ 370	$ 526